Related Party Transactions - Related Party Loans (Details) - Sponsor - USD ($)	Feb. 22, 2021	Dec. 31, 2020	Oct. 20, 2020	Aug. 11, 2020
Note
Related Party Transactions
Principal amount of promissory note				$ 750,000
Interest rate per annum				0.17%
October Note
Related Party Transactions
Principal amount of promissory note			$ 1,500,000
Interest rate per annum			0.14%
Amount borrowed			$ 1,500,000
Outstanding balance		$ 1,500,000
February Note
Related Party Transactions
Principal amount of promissory note	$ 800,000
Interest rate per annum	0.12%
Amount borrowed	$ 800,000